LOANS RECEIVABLE, NON - CURRENT (Details Narrative)	12 Months Ended
	Sep. 30, 2024 USD ($)	Sep. 30, 2024 CNY (¥)	May 23, 2024 USD ($)	May 23, 2024 CNY (¥)	Apr. 12, 2024 USD ($)	Apr. 12, 2024 CNY (¥)
Loans Receivable Non - Current
Loan receivable related party			$ 285,413	¥ 2,000,000	$ 428,119	¥ 3,000,000
Interest, rate			4.00%	4.00%	4.00%	4.00%
Interest, noncurrent	$ 12,167	¥ 85,260